Change in working capital (Tables)	6 Months Ended
Jun. 30, 2024
Change in working capital
Summary of change in working capital

	For the three months ended June 30		For the six months ended June 30
	2024	2023	2024	2023
Decrease (increase) in amounts receivable and other assets	$3,038	$(222)	$(2,855)	$1,528
(Increase) decrease in inventory	(1,065)	64	(742)	—
Increase (decrease) in amounts payable and other liabilities	453	(342)	129	(522)
Change in working capital	$2,426	$(500)	$(3,468)	$1,006